FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Financial instruments measured at amortized cost (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	€ 26,525	€ 24,279
Trade payables | Financial liabilities measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	3,236	7,504
Accrued liabilities | Financial liabilities measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	16,666	13,983
Convertible debt | Financial liabilities measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities		2,445
Other liabilities | Financial liabilities measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	44	347
Loans payable | Financial liabilities measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Liabilities	6,579
Trade receivables | Financial assets measured at amortized cost
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Financial Assets	€ 19,558	€ 18,641